UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor, New York, NY 10017

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Tanaka Growth Fund
	Schedule of Investments
	February 29, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 93.32%

Accident & Health Insurance - 4.59%
3,620	Aflac, Inc.	$ 225,924

Biological Products - 2.30%
471,817	Mymetics Corp.	113,236

Electric Housewares & Fans - 0.46%
1,420	Helen of Troy Corp. *	22,422

Electronic & Other Electrical Equipment - 1.10%
1,640	General Electric Co.	54,350

Financial Services - 5.51%
51,693	Mass Financial Corp. *	271,388

Miscellaneous Chemical Product - 0.37%
26,820	Inksure Technologies, Inc. *	17,969

Pharmaceutical Preparations - 12.52%
1,635	Barr Pharmaceuticals, Inc. *	77,090
10,105	Biovail, Corp. International	143,188
14,283	KV Pharmaceutical Co. *	358,789
3,025	Pozen, Inc.*	36,875
		615,942
Primary Smelting & Refining of Nonferrous Metals - 1.31%
27,365	Blue Earth Refineries, Inc.	64,308

Radio & TV Broadcasting & Communications Equipment - 3.42%
1,090	L-3 Communications Holdings, Inc.	115,856
1,234	Qualcomm, Inc.	52,309
		168,165
Radiotelephone Communications - 3.86%
4,785	NII Holdings, Inc. *	190,108

Retail-Eating Places - 1.44%
5,236	BJ Restaurants, Inc. *	71,000

Retail-Miscellaneous Shopping - 1.80%
3,982	Staples, Inc.	88,600

Semiconductors & Related Devices - 10.52%
4,590	Intel Corp.	91,662
37,140	O2Micro International Ltd. *	319,033
3,635	Sigma Designs, Inc. *	107,123
		517,818
Services-Automotive Repair, Services & Parking - 0.67%
1,980	Monro Muffler brake, Inc.	33,165

Services-Computer Integratd Systems Design - 3.39%
8,080	Scientific Games Corp. *	167,014

Services-Computer Programming - 4.64%
7,363	Amdocs Ltd. *	228,253

Services-Medical Laboratories - 6.78%
12,067	Bio Reference Laboratories, Inc. *	333,653

Special Industry Machinery - 9.09%
5,147	ASML Holding	123,940
33,250	Mattson Technology, Inc. *	197,505
16,045	Semitool, Inc. *	126,114
		447,559
Surgical & Medical Instruments - 13.10%
2,580	Bard CR, Inc.	244,558
8,695	China Medical Technologies, Inc.	399,970
		644,528
Wholesale-Industrial Machinery - 5.69%
10,516	KHD Humboldt Wedag International Ltd. *	279,936

Wholesale-Petroleum & Petroleum Products - 0.75%
245,630	Fuelnation, Inc.	36,845

TOTAL FOR COMMON STOCKS (Cost $3,234,483) - 93.32%		$ 4,592,183

REAL ESTATE INVESTMENT TRUSTS - 0.54%
16,806	SWA Reit	26,684

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $0.00) - 0.54%

SHORT TERM INVESTMENTS - 6.57%
323,210	Huntington Investment Fund Class A 2.31% ** (Cost $323,210)	323,210

TOTAL INVESTMENTS (Cost $3,557,693) - 100.43%		$ 4,942,077

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.43)%		(21,032)

NET ASSETS - 100.00%		$ 4,921,045

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 29, 2008.

NOTES TO FINANCIAL STATEMENTS
Tanaka Growth Fund
1. SECURITY TRANSACTIONS
At February 29, 2008 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,557,693 amounted to $1,384,383 which consisted of aggregate gross unrealized appreciation of
$1,947,900 and aggregate gross unrealized depreciation of $563,517.

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     April 23, 2008

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  April 23, 2008

By    /s/ Samuel Morrow

*

       Samuel Morrow, Chief Financial Officer

Date  April 23, 2008

* Print the name and title of each signing officer under his or her signature.